DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended
	Sep. 13, 2013	Apr. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Description Of Business [Line Items]
Entity Incorporation, Date of Incorporation			Jan. 12, 2005
Common Stock Voting Rights Percentage		100.00%
Stockholders Equity, Reverse Stock Split			the Company’s board of directors and a majority of its shareholders approved a 1-for-15 reverse stock split of its common shares (the “Reverse Stock Split”). The Reverse Stock Split was effective upon the commencement of trading on October 17, 2013. Accordingly, all share and per share amounts disclosed in this report give retroactive effect for all periods presented to the 1-for-15 reverse stock split.
Business Acquisition, Description of Acquired Entity	the Company completed the acquisition of titles in the Viking Mine located in Kentucky, USA with approximately 4,795 mineral acres
Income (Loss) from Continuing Operations Attributable to Parent, Total			$ 36,695
Cash and Cash Equivalents, at Carrying Value, Total			636	1,043	863	5,119
Other Liabilities, Current			166,188
Kentucky and Tennessee Property Ownership [Member]
Description Of Business [Line Items]
Payments to Acquire Businesses, Gross	66,000
Viking Mine [Member]
Description Of Business [Line Items]
Payments to Acquire Businesses, Gross	15,000
NewLead Holdings (US) Corp. [Member]
Description Of Business [Line Items]
Common Stock Voting Rights Percentage		52.00%
Other Long-term Debt, Current		$ 3,000
NewLead Mojave Holdings LLC. [Member]
Description Of Business [Line Items]
Common Stock Voting Rights Percentage		48.00%